Long Term Debt - Senior secured revolving credit facility (Detail) (USD $) In Thousands, unless otherwise specified					3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Aug. 14, 2012 Subsequent Event	Mar. 29, 2012 Subsequent Event	Jun. 30, 2010 Senior secured revolving credit facility	Jun. 30, 2012 Senior secured revolving credit facility	Dec. 31, 2011 Senior secured revolving credit facility	Dec. 31, 2010 Senior secured revolving credit facility	Oct. 01, 2011 Senior secured revolving credit facility Eurodollar Rate	Jun. 30, 2012 Senior secured revolving credit facility Federal Funds Effective Rate	Dec. 31, 2011 Senior secured revolving credit facility Federal Funds Effective Rate	Jun. 30, 2012 Senior secured revolving credit facility Adjusted Libo Rate	Dec. 31, 2011 Senior secured revolving credit facility Adjusted Libo Rate	Jun. 30, 2012 Senior secured revolving credit facility Minimum Times	Dec. 31, 2011 Senior secured revolving credit facility Minimum Times	Jun. 30, 2012 Senior secured revolving credit facility Minimum Eurodollar Rate	Dec. 31, 2011 Senior secured revolving credit facility Minimum Eurodollar Rate	Jun. 30, 2012 Senior secured revolving credit facility Minimum Alternate Base Rate	Dec. 31, 2011 Senior secured revolving credit facility Minimum Alternate Base Rate	Jun. 30, 2012 Senior secured revolving credit facility Maximum Times	Mar. 31, 2012 Senior secured revolving credit facility Maximum Times	Dec. 31, 2011 Senior secured revolving credit facility Maximum Times	Jun. 30, 2012 Senior secured revolving credit facility Maximum Eurodollar Rate	Dec. 31, 2011 Senior secured revolving credit facility Maximum Eurodollar Rate	Jun. 30, 2012 Senior secured revolving credit facility Maximum Alternate Base Rate	Dec. 31, 2011 Senior secured revolving credit facility Maximum Alternate Base Rate
Debt Instrument [Line Items]
Senior secured revolving credit facility borrowing base	$ 375,000	$ 375,000
Senior secured revolving credit facility	35,000		78,000	40,000
Basis spread on variable rate									2.25%	0.50%	0.50%	1.00%	1.00%			1.75%	1.75%	0.75%	0.75%				2.75%	2.75%	1.75%	1.75%
Commitment fee on unused portion of the borrowing base						0.50%	0.50%
Current Ratio Covenant														1.0	1.0
Ratio of Consolidated Net Debt to Consolidated EBITDAX Covenant																				4.5	4.25	4.50
Write off of deferred financing costs								2,241
Debt issuance costs								10,909
Consolidated Net Debt to Consolidated EBITDAX Covenant, one-time cash expenses excluded					$ 4,500
Permitted monetization of derivatives as a percentage of the borrowing base																				5.00%
Maturity date							Apr. 01, 2016